Annual Total Returns - FidelityInternationalDiscoveryK6Fund-PRO - FidelityInternationalDiscoveryK6Fund-PRO - Fidelity International Discovery K6 Fund - Fidelity International Discovery K6 Fund	Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 13, 2019
Annual Return 2020	21.50%
Annual Return 2021	11.20%
Annual Return 2022	(24.74%)
Annual Return 2023	14.39%